Offerings - Offering: 1	Dec. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, $0.0001 par value per share
Amount Registered | shares	2,615,072
Proposed Maximum Offering Price per Unit	2.9250
Maximum Aggregate Offering Price	$ 7,649,085.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,056.34
Offering Note	The shares of the Blue Gold Limited’s (the “Company”) Class A ordinary shares, par value $0.0001 (“Class A ordinary shares”) will be offered for resale by the Selling Securityholders pursuant to the prospectus contained herein. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional number of Class A ordinary shares issuable upon stock splits, stock dividends, or other distribution, recapitalization or similar events with respect to Class A ordinary shares being registered pursuant to this registration statement.

This prospectus relates to the resale, from time to time, of up to 2,615,072 Class A ordinary shares by the selling shareholders identified in this prospectus under “Selling Shareholders.”

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on average of high and low price per share of the Class A ordinary share as reported on the Nasdaq Capital Market on December 23, 2025.